[GRAPHIC OMITTED]




SEMI-ANNUAL REPORT
DECEMBER 31, 2001
(UNAUDITED)







WWW INTERNET FUND
WWW GLOBAL INTERNET FUND

LETTER TO THE SHAREHOLDERS
[GRAPHIC OMITTED]

Fellow Shareholders:

The stock market had another down year in 2001, recording back-to-back losses two years in a row. The Nasdaq Composite Index ended the year just under the 2000 level at an astonishing 157% off its high.

The US economy fell into recession officially in March of 2001 according to the US government National Bureau of Economic Research. The recession was caused by the curtailment of capital spending by businesses following the six earlier interest rate hikes by the Federal Reserve. Slowing demand then led to layoffs, followed by rising uncertainty about the overall economic environment. These catalysts in turn abruptly ended any momentum for growth. The tragedy of September 11th exacerbated an already distressed economy and the financial markets sold off leaving investors with a second year of losses.

Resolve by the US to end terrorism by leading an all-out allied counter-attack, accompanied by some positive earnings reports, rising home sales, and signs of a pick-up in the demand for durable goods sparked a stock market rally in the fourth quarter. The rally in the equity markets in early October helped erase some losses but prices had been so sharply marked down that by year-end the Nasdaq, Dow, and S&P indices all turned in losses for the year. While we are pleased to report that both the WWW Internet Fund and the WWW Global Internet Fund rose sharply during the fourth quarter rally, we were unable to recoup the entire amount of the losses suffered under the recession. The WWW Internet Fund finished the year down -52.3% and the WWW Global Internet Fund was down -55.3%

We are encouraged by the rebound in the markets since September 11th and we see mounting evidence of a bottoming out of the recession signaling the recovery is now underway. The Federal Reserve has now cut interest rates eleven times making stocks more attractive versus bonds, and we are seeing a revival of positive earnings reports among the companies we are invested in. While we believe the recovery will proceed slowly, our outlook for 2002 is very optimistic.

Sincerely,




/S/ LAWRENCE YORK
-----------------
Lawrence York
Chairman



STATEMENTS OF ASSETS AND LIABILITIES
As of December 31, 2001
--------------------------------------------------------------------------------

                                                            WWW
                                                           GLOBAL           WWW
                                                          INTERNET        INTERNET
                                                            FUND            FUND


ASSETS
Investments in securities, at value
        (cost $247,020 and $22,777,551, respectively)   $    171,631    $ 16,371,592
Receivable from securities sold                                7,535       1,295,111
Receivable from fund shares sold                                 647           4,687
Receivable from dividends and interest                          --                22
Receivable from adviser                                       39,981            --
Prepaid expenses                                                  12           1,580
                                                        ------------    ------------
TOTAL ASSETS                                                 219,806      17,672,992

LIABILITIES
Payable for securities purchased                               1,626         546,663
Payable for fund shares redeemed                                --            87,484
Payable for other accrued expenses                             8,793          17,847
Payable for investment advisory fees                            --             7,599
Payable to custodian bank                                      4,803         626,756
                                                        ------------    ------------
TOTAL LIABILITIES                                             15,222       1,286,349
                                                        ------------    ------------

NET ASSETS                                              $    204,584    $ 16,386,643
                                                        ============    ============

NET ASSETS CONSIST OF
Capital shares                                               461,287      67,369,130
Net investment loss                                          (10,335)       (254,345)
Accumulated net realized loss
        from investment transactions                        (170,979)    (44,322,183)
Net unrealized depreciation on investments                   (75,389)     (6,405,959)
                                                        ------------    ------------

NET ASSETS                                              $    204,584    $ 16,386,643
                                                        ============    ============

Net asset value, offering price and
        redemption price per share                      $       4.24    $       7.34
                                                        ============    ============

Fund shares outstanding                                       48,277       2,231,881
                                                        ============    ============


See notes to financial statements





STATEMENTS OF OPERATION
For the 6 month period ended December 31, 2001
--------------------------------------------------------------------------------

                                                           WWW            WWW
                                                          GLOBAL        INTERNET
                                                         INTERNET         FUND
                                                           FUND



INVESTMENT INCOME

Dividends                                           $       189     $     2,544
Interest                                                     84           9,975
                                                    -----------     -----------
Total investment income                                     273          12,519

EXPENSES
Investment advisory fees                                  1,066          51,769
Distribution fees                                           533          44,411
Administration fees                                       1,202          99,620
Custody fees                                              2,420          23,589
Fulfillment expenses                                        304          25,154
Registration fees                                        12,602          25,710
Other expenses                                              465          40,769
                                                    -----------     -----------

Total expenses                                           18,592         311,022

Less advisory fees waiver                                (1,066)        (44,158)
Less expense reimbursement                               (6,918)           --
                                                    -----------     -----------
Net Expenses                                             10,608         266,864
                                                    -----------     -----------

NET INVESTMENT LOSS                                     (10,335)       (254,345)

REALIZED AND UNREALIZED GAINS (LOSSES)
        ON INVESTMENTS
Net realized loss from investments                      (42,515)     (7,342,991)
Net realized gain (loss) from written options              --            53,692
Net unrealized appreciation (depreciation)              (17,832)        363,584
                                                    -----------     -----------

NET LOSS ON INVESTMENTS                                 (60,347)     (6,925,715)
                                                    -----------     -----------

NET DECREASE IN NET ASSETS FROM OPERATIONS          $   (70,682)    $(7,180,060)
                                                    ===========     ===========


See notes to financial statements



STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                        WWW GLOBAL INTERNET FUND             WWW INTERNET FUND

                                                    For the 6 mo.     From inception
                                                    period ended    (December 1, 2000) For the 6 mo.   For the year
                                                    Dec. 31, 2001         through      period ended       ended
                                                                      June 30, 2001    Dec. 31, 2001   June 30, 2001
                                                    -------------   -----------------  -------------   -------------


FROM OPERATIONS
Net investment loss                              $     (10,335)   $      (3,417)   $    (254,345)    $  (1,256,609)
Net realized loss from investment transactions         (42,515)        (128,464)      (7,289,299)      (36,440,713)
Net change in unrealized depreciation                  (17,832)         (57,557)         363,584       (24,100,310)
                                                 -------------    -------------    -------------     -------------

Net decrease in net assets from operations             (70,682)        (189,438)      (7,180,060)      (61,797,632)


DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains                                   --               --               --          (7,326,244)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) from capital
  share transactions                                   (2,574)         467,278       (1,917,275)       (7,617,760)
                                                 -------------    -------------    -------------     -------------

NET INCREASE (DECREASE) IN NET ASSETS                  (73,256)         277,840       (9,097,335)      (76,741,636)

NET ASSETS
Beginning of period                                    277,840             --         25,483,978       102,225,614
                                                 -------------    -------------    -------------     -------------
End of period                                    $     204,584    $     277,840    $  16,386,643     $  25,483,978
                                                 =============    =============    =============     =============


See notes to financial statements



FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period
--------------------------------------------------------------------------------
                                                     WWW GLOBAL                                WWW INTERNET FUND
                                                    INTERNET FUND
                                            ---------------------------      ------------------------------------------------------

                                                      From Inception          For the    For the    For the     For the    For the
                                             For the  (Dec. 1, 2000)           6 mo.      year       year        year       year
                                              6 mo.      through              period     ended      ended       ended      ended
                                             period     June 30, 2001          ended     June 30,   June 30,    June 30,   June 30,
                                              ended                           Dec. 31,    2001       2000        1999       1998
                                            Dec. 31,                           2001
                                              2001
                                           ----------------------------      -------------------------------------------------------

Net asset value, beginning of period         $  5.67       $ 10.00          $ 10.21      $ 36.63    $  22.64   $  10.95   $  10.99
Income (loss) from investment operations:
Net investment income (loss)                   (0.21)        (0.07)           (0.11)       (0.49)      (0.52)     (0.37)    (0.21)
Net realized and unrealized gain
        (loss) on investments                  (1.22)        (4.26)           (2.76)      (22.98)      14.91      12.39      1.70
                                             -------       -------         --------      -------    --------   --------   -------
Total from investment operations               (1.43)        (4.33)           (2.87)      (23.47)      14.39      12.02      1.49
                                             -------       -------         --------      -------    --------   --------   -------
Less distributions from capital gains            --            --               --         (2.95)      (0.40)     (0.33)    (1.53)
                                             -------       -------         --------      -------    --------   --------   -------
Net asset value, end of period               $  4.24       $  5.67          $  7.34      $ 10.21    $  36.63   $  22.64   $ 10.95
                                             =======       =======         ========      =======    ========   ========   =======
Total return**                                (25.22%)      (43.30%)         (28.11%)     (67.19%)     63.56%    112.01%    15.96%

Ratios/supplemental data
Net assets, end of period (in thousands)     $   205       $   278          $16,387      $25,484    $102,226   $ 33,318   $ 2,628
Ratio of expenses to average net assets
        before expenses reimbursement          18.11%*       23.61%*           3.52%*       2.42%       2.51%      3.65%     5.10%
Ratio of expenses to average net assets
        after expenses reimbursement           10.15%*        2.50%*           3.01%*       2.42%       2.49%      2.50%     2.50%
Ratio of net investment income
        (loss) to average net assets          (16.39%)*     (20.93%)*         (3.32%)*     (2.25%)     (2.13%)    (3.07%)   (4.47%)
Ratio of net investment income
        (loss) to average net assets
        net of reimbursement                   (9.43%)*      (1.88%)*         (2.83%)*     (2.25%)     (2.11%)    (1.90%)   (1.89%)
Portfolio turnover rate                        36.33%       260.31%          119.40%      501.71%     229.28%     48.03%    70.52%

*  Annualized
** Based on net asset value per share

See notes to financial statements


WWW GLOBAL INTERNET FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
As of December 31, 2001
--------------------------------------------------------------------------------

                                                        Shares /
                                                      Face Value         Value


COMMON STOCKS                               83.89%

APPLICATION SOFTWARE                         3.06%
BEA Systems Inc**                                           300      $     4,620
Niku Corp**                                               1,000            1,630
                                                                     -----------
                                                                           6,250

BROADCAST & INFORMATION RESOURCES            6.93%
Gemstar-TV Guide International Inc**                        300            8,310
Valuevision International Inc**                             300            5,877
                                                                     -----------
                                                                          14,187

eCOMMERCE/eBUSINESS                          6.24%
SAP AG                                                      400           12,772

HARDWARE                                     3.45%
Celestica Inc**                                             175            7,068

INTERNET CONTENT/HOSTING                     2.17%
Cable & Wireless Plc                                        300            4,443

NETWORKING HARDWARE                          0.77%
Terra Networks SA**                                         200            1,574

OTHER                                        5.74%
Clarent Corp**                                              500            2,685
ING Groep NV                                                200            5,090
London Pacific Group Ltd                                  1,000            3,960
                                                                     -----------
                                                                          11,735


See notes to financial statements


                                      -6-

WWW GLOBAL INTERNET FUND -- CONTINUED
SCHEDULE OF INVESTMENTS IN SECURITIES
As of December 31, 2001
--------------------------------------------------------------------------------

                                                        Shares /
                                                      Face Value         Value
SEMICONDUCTOR CHIPS                         13.75%
ARM Holdings Plc**                                          200      $     3,118
Broadcom Corp**                                             300           12,261
Gemplus**                                                   600            3,138
Marvell Technology Group Ltd**                              200            7,164
Triquint Semiconductor Inc**                                200            2,452
                                                                     -----------
                                                                          28,133

SEMICONDUCTOR EQUIPMENT                     11.11%
ASM International NV**                                      200            3,902
ASML Holding NV**                                           500            8,525
Axcelis Technologies Inc**                                  800           10,312
                                                                     -----------
                                                                          22,739

STORAGE                                      7.22%
Brocade Communications System**                             200            6,624
Hitachi Ltd                                                  50            3,660
Veritas Software Corp**                                     100            4,483
                                                                     -----------
                                                                          14,767

TELECOM EQUIPMENT                            1.78%
Avanex Corp**                                               100              590
Harmonic Inc**                                              100            1,202
Sonus Networks Inc**                                        400            1,848
                                                                     -----------
                                                                           3,640

TELECOM SERVICES                             3.77%
Vodafone Group Plc                                          300            7,704

WIRELESS EQUIPMENT                           6.64%
DMC Stratex Networks Inc**                                  800            6,224
Nokia OYJ                                                   300            7,359
                                                                     -----------
                                                                          13,583

See notes to financial statements


                                      -7-



WWW GLOBAL INTERNET FUND -- CONTINUED
SCHEDULE OF INVESTMENTS IN SECURITIES
As of December 31, 2001
--------------------------------------------------------------------------------

                                                        Shares /
                                                      Face Value         Value
WIRELESS SERVICES                           11.26%
China Mobile Ltd/HK**                                       200      $     3,496
Comverse Technology Inc**                                   100            2,237
Leap Wireless International Inc**                           200            4,194
Nuance Communications Inc**                                 300            2,730
SpeechWorks International Inc**                             300            3,375
Telefonos de Mexico SA                                      200            7,004
                                                                     -----------
                                                                          23,036
                                                                     -----------

Total Common Stocks                                                      171,631
(Cost $247,020)                                                      -----------

TOTAL INVESTMENTS IN SECURITIES             83.89%                       171,631
(Cost $247,020)

Other Assets in Excess of Liabilities       16.11%                        32,953
                                                                     -----------

NET ASSETS                                 100.00%                   $   204,584
                                                                     ===========

**Non-dividend paying securities

See notes to financial statements



                                      -8-

WWW INTERNET FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
As of December 31, 2001
--------------------------------------------------------------------------------

                                                        Shares /
                                                      Face Value         Value
COMMON STOCKS                               97.67%

APPLICATION SOFTWARE                        15.06%
Adobe Systems Inc**                                      10,000      $   310,500
BEA Systems Inc**                                        45,000          693,000
i2 Technologies Inc**                                    20,000          158,000
Microsoft Corp**                                          6,000          397,500
Niku Corp**                                             100,000          163,000
Tibco Software Inc**                                     50,000          746,500
                                                                     -----------
                                                                       2,468,500

BROADCAST & INFORMATION RESOURCES            4.12%
Actv Inc**                                               50,000           93,500
Gemstar-TV Guide International Inc**                     10,000          277,000
Homestore.com Inc**                                      25,000           90,000
TMP Worldwide Inc**                                       5,000          214,500
                                                                     -----------
                                                                         675,000

eCOMMERCE/eBUSINESS                         10.59%
E.piphany Inc**                                          10,000           87,100
E*trade Group Inc**                                      20,000          205,000
Interwoven Inc**                                         75,000          730,500
Oracle Corp**                                            30,000          414,300
Retek Inc**                                              10,000          298,700
                                                                     -----------
                                                                       1,735,600

FIBER OPTIC COMPONENTS                       6.21%
Finisar Corp**                                          100,000        1,017,000

HARDWARE                                     2.43%
Sanmina-SCI Corp**                                       20,000          398,000

See notes to financial statements





                                      -9-



WWW INTERNET FUND -- CONTINUED
SCHEDULE OF INVESTMENTS IN SECURITIES
As of December 31, 2001
--------------------------------------------------------------------------------

                                                        Shares /
                                                      Face Value         Value
INTERNET CONTENT/HOSTING                     5.58%
iVillage Inc**                                           30,000      $    57,000
Akamai Technologies Inc**                                20,000          118,800
AOL Time Warner Inc**                                    10,000          321,000
Cacheflow Inc**                                          50,000          134,000
Hongkong.com**                                          250,000           10,000
TheStreet.com Inc**                                      75,000           96,000
Yahoo Inc**                                              10,000          177,400
                                                                     -----------
                                                                         914,200

INTERNET SECURITY                            3.54%
Check Point Software Technologies**                       5,000          199,450
Entrust Inc**                                            20,000          203,800
Macrovision Corp**                                        5,000          176,100
                                                                     -----------
                                                                         579,350

NETWORKING HARDWARE                          2.21%
Cisco Systems Inc**                                      20,000          362,200

RETAIL                                       0.99%
Amazon.Com Inc**                                         15,000          162,300

SEMICONDUCTOR CHIPS                         16.06%
Broadcom Corp**                                          20,000          817,400
Gemplus**                                                 4,400           23,012
Globespan Virata Inc**                                   61,200          792,540
Intersil Corp**                                           5,000          161,250
Marvell Technology Group Ltd**                           20,000          716,400
Sirenza Microdevices Inc**                               20,000          121,800
                                                                     -----------
                                                                       2,632,402



See notes to financial statements



                                      -10-

WWW INTERNET FUND -- CONTINUED
SCHEDULE OF INVESTMENTS IN SECURITIES
As of December 31, 2001
--------------------------------------------------------------------------------

                                                        Shares /
                                                      Face Value         Value
STORAGE                                     15.52%
Brocade Communications System**                          15,000      $   496,800
EMC Corp/Massachusetts**                                 25,000          336,000
Emulex Corp**                                             5,000          197,550
QLogic Corp**                                             5,000          222,550
StorageNetworks Inc**                                   100,000          618,000
Veritas Software Corp**                                  15,000          672,450
                                                                     -----------
                                                                       2,543,350

TELECOM EQUIPMENT                            1.75%
CIENA Corp**                                             20,000          286,200

TELECOM SERVICES                             2.07%
Amdocs Ltd**                                             10,000          339,700

VENTURE CAPITAL                              7.94%
Collection Express**(1)                                   5,000          250,000
Ihigh.com Inc**(1)                                        3,280        1,000,400
Owens Direct**(1)                                         1,000           50,000
                                                                     -----------
                                                                       1,300,400

WIRELESS EQUIPMENT                           0.41%
SignalSoft Corp**                                        15,000           67,050

WIRELESS SERVICES                            3.19%
AT&T Wireless Services Inc**                             30,000          431,100
Aether Systems Inc**                                     10,000           92,000
                                                                     -----------
                                                                         523,100
                                                                     -----------

Total Common Stocks
(Cost $22,410,753)                                                    16,004,352

See notes to financial statements



                                      -11-


WWW INTERNET FUND -- CONTINUED
SCHEDULE OF INVESTMENTS IN SECURITIES
As of December 31, 2001
--------------------------------------------------------------------------------

                                                        Shares /
                                                      Face Value         Value
CALL OPTIONS                                 1.63%
Globalspan Virata Inc, 04/02, $7.50                         102      $    63,750
Globalspan Virata Inc, 07/02, $7.50                         306          203,490
                                                                     -----------
(Cost $266,798)                                                          267,240

NOTE RECEIVABLE                              0.61%
Loan to Ntown Communications Inc
Interest at 12%
(Cost $100,000)                                        $100,000          100,000
                                                                     -----------

TOTAL INVESTMENTS IN SECURITIES             99.91%
(Cost $22,777,551)                                                    16,371,592

Other Assets in Excess of Liabilities        0.09%                        15,052
                                                                     -----------

NET ASSETS                                 100.00%                   $16,386,644
                                                                     ===========


 **Non-dividend paying securities

(1) Illiquid securities


See notes to financial statements


NOTES TO FINANCIAL STATEMENTS
December 31, 2001
--------------------------------------------------------------------------------


1.   SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

The WWW Funds (formerly, WWW Trust) (the "Trust") (comprising the WWW Internet Fund and the WWW Global Internet Fund) (the "Funds") was organized as an Ohio business trust, on April 23, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an indefinite number of shares of beneficial interest, par value $0.001 per share. The Trust was formed to achieve the investment objective of long-term growth through capital appreciation. The WWW Internet Fund commenced operations on August 1, 1996 and invests primarily in common stocks of domestic companies that are designing, developing or manufacturing hardware or software products or services for the Internet and/or World Wide Web. The WWW Global Internet Fund commenced operations on December 1, 2000 and invests primarily in common stocks of foreign companies and domestic companies that are designing, developing or manufacturing hardware or software products or services for the Internet and/or World Wide Web.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

SECURITIES VALUATIONS- Portfolio securities, including covered call options if written by the Funds, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked is used for valuation purposes. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Board of Trustees.

SHARE VALUATION - The net asset value of each Funds' shares is calculated daily by dividing the total value of the Fund's assets attributable to that Fund, less liabilities attributable to that Fund, by the number of shares of that Fund outstanding. Expenses and fees, including the management fee and distribution and service fees, are accrued daily and taken into account for the purpose of determining the Funds' net asset value.

FEDERAL INCOME TAXES- The Funds intend to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their net investment income and any realized capital gains.

NOTES TO FINANCIAL STATEMENTS
December 31, 2001
--------------------------------------------------------------------------------


1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

DISTRIBUTIONS TO SHAREHOLDERS - The Funds intend to distribute substantially all of their net investment income as dividends to its shareholders on an annual basis. The Funds intend to distribute their net long term capital gains and their net short term capital gains at least once a year.

INVESTMENTS- The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

2.   INVESTMENT ADVISORY AGREEMENT

The Board of Trustees provides broad supervision over the affairs of the Funds. Pursuant to a Management Agreement between the Funds and WWW Advisors, Inc. (the "Manager") and subject to the authority of the Board of Trustees, the Manager manages the investments of the Funds and is responsible for the overall management of the business affairs of the Funds.

Under the terms of the Management Agreement, the WWW Internet Fund has agreed to pay the Manager a base monthly management fee at the annual rate of 1.00% of the Fund's average daily net assets (the "Base Fee") which will be adjusted monthly (the "Monthly Performance Adjustment") depending on the extent by which the investment performance of the Fund, after expenses, exceeded or was exceeded by the percentage change of the S&P 500 Index. Under terms of the Management Agreement, the monthly performance adjustment may increase or decrease the total management fee payable to the Manager (the "Total Management Fee") by up to 0.50% per year of the value of the Fund's average daily net assets.

The WWW Global Internet Fund has agreed to pay the Manager a base monthly fee at the annual rate of 1.00% of the Fund's average daily net assets (the "Base Fee) which will be adjusted monthly (the "Monthly Performance Adjustment") depending on the extent by which the investment performance of the Fund, after expenses, exceeded or was exceeded by the percentage change of the EAFE Index. Under terms of the Management Agreement, the monthly performance adjustment may increase or decrease the total management fee payable to the Manager (the "Total Management Fee") by up to 0.50% per year of the value of the Fund's average daily net assets. No monthly performance adjustment will be made during the first twelve months of operation of the WWW Global Internet Fund.

All expenses incurred in the operation of the Funds will be borne by the Funds, except to the extent specifically assumed by the Manager. The expenses to be borne by the Funds will include: organizational costs, taxes, interest, brokerage fees and commissions, fees of board members who are not officers, directors, or employees of the of the Manager or its affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory, administrative and Fund accounting fees, charges of custodians, transfer and dividend disbursing agents' fees, insurance premiums, industry association fees, outside auditing and legal expenses, costs

NOTES TO FINANCIAL STATEMENTS
December 31, 2001
--------------------------------------------------------------------------------


2. INVESTMENT ADVISORY AGREEMENT (CONTINUED)

attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information, amounts payable under the Funds' Distribution and Shareholder Servicing Plan (the "Plan") and any extraordinary expenses.

The Manager had undertaken, until December 1, 2001, to waive each Fund's Management Fee in the amount, if any, by which the total expenses of the Fund for any fiscal year exceed 2.50% of the average annual net assets of the Fund, except that the amount of such fee waiver shall not normally exceed the amount of fees received by the Manager under the Management Agreement for such fiscal year. The fee waiver, if any, will be on a monthly basis, subject to year-end adjustment. Interest expenses, taxes, brokerage fees and commissions, and extraordinary expenses are not included as expenses for these purposes.

During the six month period ended December 31, 2001, the Manager waived $1,066 and $44,158 in Management Fees for the WWW Global Internet Fund and for the WWW Internet Fund, respectively. In addition, the Manager reimbursed the WWW Global Internet Fund $6,918 for other expenses.

3.  DISTRIBUTION AGREEMENT

Under a plan adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), each Fund pays the Manager a shareholder servicing and distribution fee at the annual rate of 0.50% of the average daily net assets of the Fund. Such fee will be used in it's entirety by the Manager to make payments for administration, shareholder services and distribution assistance, including, but not limiting to (1) compensation to securities dealers and other organizations (each, a "Service Organization" and collectively, the "Service Organizations"), for providing distribution assistance with respect to assets invested in the Fund, (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders, and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials to prospective investors.

The fees paid to the Manager under the Plan are in addition to the fees payable under the Management Agreement and are payable without regard to actual expenses incurred. The Funds understand that third parties also may charge fees to their clients who are beneficial owners of Fund shares in connection with their client accounts. These fees would be in addition to any amount, which may be received by them from the Manager under the Plan.

For the six month period ended December 31, 2001, the amounts paid or accrued by WWW Global Internet Fund and WWW Internet Fund for such expenses were $533 and $44,411, respectively.

NOTES TO FINANCIAL STATEMENTS
December 31, 2001
--------------------------------------------------------------------------------


4.  CAPITAL SHARE TRANSACTIONS
As of December 31, 2001, there were an unlimited number of $0.001 par value capital shares authorized for each Fund.

        Capital share transactions were as follows:

                          For the 6 mo. period   From inception (Dec. 1, 2000)
                           ended Dec. 31, 2001      through June 30, 2001
                          ----------------------------------------------------

WWW GLOBAL INTERNET FUND
                          Shares       Amount        Shares            Amount
                          ------       ------        ------            ------
Shares sold               2,715       $ 11,708        54,782          $ 516,129
Shares issued by
  reinvestment of
  dividends/
  distributions            --             --            --                --
Shares redeemed (net
  of redemption fees)    (3,402)       (14,282)       (5,818)           (48,851)
                         ------       --------        ------          ---------
                           (687)      $ (2,574)       48,964          $ 467,278
                         ======       ========        ======          =========


                         For the 6 mo. period        For the year ended
                           ended Dec. 31, 2001          June 30, 2001
                          ----------------------------------------------------

WWW INTERNET FUND
                         Shares        Amount        Shares            Amount

Shares sold             791,687      $5,580,033      430,477         $9,205,656
Shares issued by
  reinvestment of
  dividends/
  distributions           --             --          414,408          6,908,176
Shares redeemed (net
  of redemption
  fees)              (1,054,915)    (7,497,308)   (1,140,492)       (23,731,592)
                     ----------     ----------    ----------        ------------
                       (263,228)   $(1,917,275)     (295,607)       $(7,617,760)
                     ==========    ===========    ==========        ===========



5.  INVESTMENTS

For the six month period ended December 31, 2001, the WWW Global Internet Fund made $77,351 in purchases and $82,119 in sales of investment securities, other than short-term. The WWW Internet Fund made $21,688,312 in purchases and $24,019,380 in sales of investment securities, other than short-term.

NOTES TO FINANCIAL STATEMENTS
December 31, 2001
--------------------------------------------------------------------------------


5.  INVESTMENTS (CONTINUED)
The identified cost of investments in securities owned by each Fund and their respective gross unrealized appreciation and depreciation at December 31, 2001, were as follows:

                                            Gross       Gross
                             Identified  Unrealized   Unrealized  Net Unrealized
                                 Cost    Appreciation Depreciation Depreciation

WWW Global Internet Fund      $22,777,551  $233,343  $(6,639,302)  $(6,405,959)
WWW Internet Fund             $   247,020  $  3,458      (78,847)  $   (75,389)


During the six month period ended December 31, 2001, option contracts activity of the WWW Internet Fund was as follows:
                                          NUMBER              AMOUNT
               Beginning of period              0         $         0
               Purchases during period       1100           5,375,000
               Sales during period          (1100)         (5,375,000)
                                             ----           -----------
               Balance at end of period         0         $         0
                                          ========          ===========

During the six month period ended December 31, 2001, the WWW Global Internet Fund did not engage in any option contracts activity.

6.  RELATED PARTY TRANSACTIONS

Certain owners of WWW Advisors, Inc. (the "Manager"), are also owners and/or trustees/officers of the Funds. These individuals may receive benefits from any Management Fee paid to the Manager.

Certain owners/officers of Capital Fund Services, Inc., which provides transfer agent, accounting, and administration services to the Funds, are also owners and/or trustees/officers of the Funds. These individuals may receive benefits from any fees paid to Capital Fund Services, Inc. For the six months period ended December 31, 2001, the amounts paid or accrued by WWW Global Internet Fund and WWW Internet Fund for such expenses were $1,202 and $99,620, respectively.

7.  DISTRIBUTIONS

During the six month period ended December 31, 2001 the WWW Global Internet Fund and the WWW Internet Fund made no distributions.

8.  RESTRICTED AND OTHER ILLIQUID SECURITIES

Investments in restricted securities and investments where market quotations are not available, are valued at fair value as determined in good faith by the Board of Trustees, or a committee composed of members of the Board of Trustees of the Funds. Each Fund may acquire portfolio securities called restricted securities, which can be sold only pursuant to an effective registration statement under the Securities Act of 1933 or an exemption from such registration.

NOTES TO FINANCIAL STATEMENTS
December 31, 2001
--------------------------------------------------------------------------------


8.  RESTRICTED AND OTHER ILLIQUID SECURITIES (continued)

In addition, other securities held by a Fund may be illiquid which means they cannot be sold or disposed of in the ordinary course of business at approximately the quoted market value of such securities, or in the absence of such quoted market value, the price at which the Fund has valued such securities. The Fund will not invest in restricted and other illiquid securities if, as a result of such investment, the value of the Fund's illiquid assets would exceed 15% of the value of the Fund's net assets.

Restricted securities eligible for resale under Rule 144A under the Securities Act of 1933 that have been determined to be liquid by the Fund's Board of Trustees based upon trading markets for the securities and any other restricted securities that become registered under the Securities Act of 1933 or that may be otherwise freely sold without registration there-under are not subject to the foregoing limitation, unless they are otherwise illiquid.

The Fund normally will be able to purchase restricted securities at a substantial discount from the market value of similar unrestricted securities, but there are certain risks, which the Fund will necessarily assume in acquiring restricted securities. The principal risk is that the Fund may have difficulty in disposing of such securities without registration under the Securities Act of 1933, and the Fund will have to bear the risk of market conditions prior to such registration. In the absence of an agreement obtained at the time of purchase of such securities, there can be no assurance that the issuer will register the restricted securities. Furthermore, if the Fund disposes of restricted securities without registration, it may be necessary to sell such shares at a discount similar to or greater than that at which the Fund purchased the shares.

HOW TO CONTACT THE WWW FUNDS

By mail:
The WWW Funds
P.O. Box 25910
Lexington, KY 40524-5910

By phone:
1-888-999-8331

By email:
ADVISOR@THEWWWFUNDS.COM

Website:
WWW.THEWWWFUNDS.COM


This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless preceded or accompanied by the current prospectus.